ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Amounts due from concentrate sales	$ 242	$ 265
Other receivables	381	293
Accounts receivable	623	558
Other current assets
Value added taxes recoverable	319	208
Prepaid expenses	206	227
Miscellaneous current assets	87	84
Other current assets (note 18)	612	519
Mali
Other current assets
VAT and fuel tax recoverables	25	59
Tanzania
Other current assets
VAT and fuel tax recoverables	90	35
Zambia
Other current assets
VAT and fuel tax recoverables	141	52
Asset arising from tax settlement	50
Argentina
Other current assets
VAT and fuel tax recoverables	39	37
Dominican Republic
Other current assets
VAT and fuel tax recoverables	$ 11	$ 11